Loans And Allowance For Credit Losses (Ages Of Past Due Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	¥ 221,028		¥ 233,602
Loans, greater than 3 months past due	172,378		185,038
Loans, total past due	393,406		418,640
Loans, current	110,682,144		109,800,250
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	111,075,550	[1],[2]	110,218,890	[1],[2]
Loans, greater than 90 days past due and accruing	47,760		47,927
MUAH's FDIC covered loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality	202		1,600
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	14,591		26,210
Loans, greater than 3 months past due	29,880		53,632
Loans, total past due	44,471		79,842
Loans, current	53,950,230		54,815,896
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	53,994,701	[1],[2]	54,895,738	[1],[2]
Loans, greater than 90 days past due and accruing	6,407		6,543
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	1,202		5,363
Loans, greater than 3 months past due	4,470		7,192
Loans, total past due	5,672		12,555
Loans, current	11,817,325		11,517,552
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	11,822,997	[1],[2]	11,530,107	[1],[2]
Loans, greater than 90 days past due and accruing	81
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	427		718
Loans, greater than 3 months past due	704		664
Loans, total past due	1,131		1,382
Loans, current	993,098		978,664
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	994,229	[1],[2]	980,046	[1],[2]
Loans, greater than 90 days past due and accruing			1
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	3,808		4,859
Loans, greater than 3 months past due	6,803		9,689
Loans, total past due	10,611		14,548
Loans, current	10,597,508		10,590,604
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	10,608,119	[1],[2]	10,605,152	[1],[2]
Loans, greater than 90 days past due and accruing	1,561		2,233
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	965		4,315
Loans, greater than 3 months past due	2,894		2,781
Loans, total past due	3,859		7,096
Loans, current	2,641,048		2,672,484
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	2,644,907	[1],[2]	2,679,580	[1],[2]
Loans, greater than 90 days past due and accruing	62		10
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	2,802		4,624
Loans, greater than 3 months past due	4,757		22,829
Loans, total past due	7,559		27,453
Loans, current	8,227,422		8,418,524
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	8,234,981	[1],[2]	8,445,977	[1],[2]
Loans, greater than 90 days past due and accruing	162		3
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due			1
Loans, greater than 3 months past due	507		52
Loans, total past due	507		53
Loans, current	4,176,869		3,984,941
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	4,177,376	[1],[2]	3,984,994	[1],[2]
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	717		680
Loans, greater than 3 months past due	1,356		1,371
Loans, total past due	2,073		2,051
Loans, current	1,525,110		1,440,985
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,527,183	[1],[2]	1,443,036	[1],[2]
Loans, greater than 90 days past due and accruing	15
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	500		667
Loans, greater than 3 months past due	579		1,554
Loans, total past due	1,079		2,221
Loans, current	12,222,487		13,490,581
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	12,223,566	[1],[2]	13,492,802	[1],[2]
Loans, greater than 90 days past due and accruing	29
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	4,170		4,983
Loans, greater than 3 months past due	7,810		7,500
Loans, total past due	11,980		12,483
Loans, current	1,749,363		1,721,561
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,761,343	[1],[2]	1,734,044	[1],[2]
Loans, greater than 90 days past due and accruing	4,497		4,296
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	3,394		3,283
Loans, greater than 3 months past due	4,927		7,109
Loans, total past due	8,321		10,392
Loans, current	31,680,792		29,605,658
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	31,689,113	[1],[2]	29,616,050	[1],[2]
Loans, greater than 90 days past due and accruing	342		357
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	86,876		85,549
Loans, greater than 3 months past due	52,532		54,462
Loans, total past due	139,408		140,011
Loans, current	14,354,595		14,822,995
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	14,494,003	[1],[2]	14,963,006	[1],[2]
Loans, greater than 90 days past due and accruing	39,909		40,500
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	19,487		21,653
Loans, greater than 3 months past due	32,460		33,381
Loans, total past due	51,947		55,034
Loans, current	516,043		540,886
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	567,990	[1],[2]	595,920	[1],[2]
MUAH [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	27,164		30,036
Loans, greater than 3 months past due	11,758		14,333
Loans, total past due	38,922		44,369
Loans, current	7,246,723		7,078,621
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	7,285,645	[1],[2]	7,122,990	[1],[2]
Loans, greater than 90 days past due and accruing	1,102		527
Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	69,516		66,871
Loans, greater than 3 months past due	40,821		22,121
Loans, total past due	110,337		88,992
Loans, current	2,933,761		2,936,194
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	¥ 3,044,098	[1],[2]	¥ 3,025,186	[1],[2]

[1]	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
[2]	Total loans of MUAH do not include ¥1,600 million and ¥202 million of FDIC covered loans at March 31, 2014 and September 30, 2014, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.